Shareholders' capital - Stock Option Activity (Detail) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of awards
Beginning balance (in shares)	2,110,448	3,523,912
Granted (in shares)	437,006	999,962
Exercised (in shares)	(506,926)	(2,386,275)
Forfeited (in shares)	0	(27,151)
Ending balance (in shares)	2,040,528	2,110,448	3,523,912
Exercisable (in shares)	1,398,668
Weighted average exercise price
Beginning balance (in USD per share)	$ 15.45	$ 13.09
Granted (in USD per share)	19.64	16.78
Exercised (in USD per share)	13.92	12.52
Forfeited (in USD per share)	0	14.96
Ending balance (in USD per share)	15.45	$ 15.45	$ 13.09
Exercisable (in USD per share)	$ 16.09
Additional Disclosures
Outstanding shares, weighted average remaining contractual term	6 years 1 month 9 days	6 years 6 months 18 days	5 years 10 months 13 days
Granted, weighted average remaining contractual term	7 years 2 months 19 days	7 years 3 months 7 days
Exercised shares, weighted average remaining contractual term	5 years 11 months 12 days	5 years 1 month 28 days
Exercisable , weighted average remaining contractual term	5 years 9 months 29 days
Beginning balance, aggregate intrinsic value	$ 11,604	$ 18,609
Exercised, aggregate intrinsic value	1,453	18,465
Ending balance, aggregate intrinsic value	3,145	$ 11,604	$ 18,609
Exercisable, aggregate intrinsic value	$ 3,247